Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income (loss) for the year	R$ (1,377,348)	R$ 837,446	R$ 804,195
Adjustments to reconcile net income (loss) for the year to net cash flows:
Depreciation and amortization	507,369	256,294	163,396
Deferred income tax and social contribution	(239,827)	73,330	69,232
Loss on investment in associates	10,437	6,937	810
Interest, monetary and exchange variations, net	(735,125)	(283,899)	110,744
Provision for contingencies	4,263	2,259	9,420
Share-based payments expense	133,154	31,508	30,787
Allowance for expected credit losses	71,972	35,632	33,926
Loss on disposal of property, equipment and intangible assets	136,104	52,658	14,639
Effect of applying hyperinflation	2,040	0	0
Loss on sale of subsidiary	12,746	0	0
Fair value adjustment in financial instruments at FVPL	2,570,418	(12,461)	(17,446)
Fair value adjustment in derivatives	104,979	(5,758)	(12,099)
Remeasurement of previously held interest in subsidiary acquired	(15,848)	(2,992)	0
Working capital adjustments:
Accounts receivable from card issuers	(2,993,411)	(2,081,945)	(4,779,467)
Receivables from related parties	1,050	8,688	(1,132)
Recoverable taxes	(238,127)	(18,624)	(67,791)
Prepaid expenses	(260,090)	(106,359)	2,603
Trade accounts receivable, banking solutions and other assets	244,181	(1,362,356)	(284,982)
Accounts payable to clients	4,276,349	1,379,099	245,866
Taxes payable	247,399	270,014	238,967
Labor and social security liabilities	(37,373)	109,953	39,713
Provision for contingencies	(10,180)	(2,193)	(1,098)
Trade accounts payable and other liabilities	40,768	31,790	(3,434)
Interest paid	(299,666)	(177,589)	(268,453)
Interest income received, net of costs	1,578,870	1,172,781	1,191,136
Income tax paid	(128,202)	(157,729)	(171,313)
Net cash (used in) / provided by in operating activities	3,606,902	56,484	(2,651,781)
Investing activities
Purchases of property and equipment	(1,082,990)	(372,138)	(333,568)
Purchases and development of intangible assets	(215,681)	(82,965)	(66,381)
Acquisition of subsidiary, net of cash acquired	(4,737,410)	(247,429)	0
Sale of subsidiary, net of cash disposed of	(36)	0	0
Proceeds from (acquisition of) short-term investments, net	5,370,958	(5,069,142)	(21,930)
Acquisition of equity securities	(2,480,003)	0	0
Disposal of short- and long-term investments – equity securities	209,324	0	0
Proceeds from the disposal of non-current assets	100	7,127	1,104
Acquisition of interest in associates	(41,459)	(44,424)	(16,789)
Net cash used in investing activities	(2,977,197)	(5,808,971)	(437,564)
Financing activities
Proceeds from borrowings	11,700,297	3,996,820	2,958,838
Payment of borrowings	(7,252,226)	(5,381,130)	(801,849)
Payment to FIDC quota holders	(2,767,552)	(2,059,500)	0
Proceeds from FIDC quota holders	584,191	2,716,138	1,640,000
Payment of leases	(83,610)	(41,373)	(38,023)
Capital increase, net of transaction costs	0	7,832,590	0
Repurchase of shares	(988,824)	(76,361)	(90)
Acquisition of non-controlling interests	(1,265)	(1,012)	(923)
Transaction with non-controlling interests	230,500	0	0
Dividends paid to non-controlling interests	(2,967)	(904)	(4)
Cash proceeds from non-controlling interest	893	230,898	0
Net cash provided by financing activities	1,419,437	7,216,166	3,757,949
Effect of foreign exchange on cash and cash equivalents	(487)	14,969	1,809
Change in cash and cash equivalents	2,048,655	1,478,648	670,413
Cash and cash equivalents at beginning of year	2,446,990	968,342	297,929
Cash and cash equivalents at end of year	4,495,645	2,446,990	968,342
Change in cash and cash equivalents	R$ 2,048,655	R$ 1,478,648	R$ 670,413